Quarterly Report
March 31, 2019
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 1.2%
American Outdoor Brands Corp. (a)	39,771	$371,461
CACI International, Inc., “A” (a)	4,328	787,783
		$1,159,244
Apparel Manufacturers – 1.8%
Levi Strauss & Co., “A” (a)	20,622	$485,648
Skechers USA, Inc., “A” (a)	37,196	1,250,158
		$1,735,806
Automotive – 1.4%
Stoneridge, Inc. (a)	45,237	$1,305,540
Biotechnology – 4.5%
Acorda Therapeutics, Inc. (a)	30,939	$411,179
Akebia Therapeutics, Inc. (a)	76,409	625,790
AMAG Pharmaceuticals, Inc. (a)	33,994	437,843
Bio-Techne Corp.	7,429	1,475,028
Bruker BioSciences Corp.	5,878	225,950
Genomic Health, Inc. (a)	2,917	204,336
Macrogenics, Inc. (a)	20,792	373,840
Pieris Pharmaceuticals, Inc. (a)	23,448	78,551
Varex Imaging Corp. (a)	12,581	426,244
		$4,258,761
Brokerage & Asset Managers – 0.1%
LPL Financial Holdings, Inc.	1,449	$100,923
Business Services – 2.4%
Forrester Research, Inc.	22,291	$1,077,770
Grand Canyon Education, Inc. (a)	10,247	1,173,384
		$2,251,154
Cable TV – 0.7%
Cable One, Inc.	709	$695,798
Chemicals – 1.2%
Ingevity Corp. (a)	10,742	$1,134,463
Computer Software – 3.8%
Cornerstone OnDemand, Inc. (a)	22,813	$1,249,696
Manhattan Associates, Inc. (a)	3,138	172,935
Paylocity Holding Corp. (a)	15,321	1,366,480
RingCentral, Inc. (a)	3,648	393,255
SecureWorks Corp. (a)(l)	23,218	427,211
		$3,609,577
Computer Software - Systems – 9.5%
EPAM Systems, Inc. (a)	4,968	$840,238
Five9, Inc. (a)	24,891	1,314,991
ForeScout Tech, Inc. (a)	8,429	353,259
Insight Enterprises, Inc. (a)	3,947	217,322
NCR Corp. (a)	36,575	998,132
Presidio, Inc.	81,431	1,205,179
Rapid7, Inc. (a)	26,608	1,346,631
Tech Data Corp. (a)	13,830	1,416,330
Verint Systems, Inc. (a)	11,503	688,570

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Wageworks, Inc. (a)	16,571	$625,721
		$9,006,373
Construction – 2.2%
Armstrong World Industries, Inc.	12,115	$962,173
Eagle Materials, Inc.	6,099	514,146
GMS, Inc. (a)	4,325	65,394
Toll Brothers, Inc.	15,145	548,249
		$2,089,962
Consumer Products – 0.7%
Herbalife Ltd. (a)	5,478	$290,279
Prestige Brands Holdings, Inc. (a)	7,475	223,577
USANA Health Sciences, Inc. (a)	1,663	139,476
		$653,332
Electrical Equipment – 2.6%
Atkore International Group, Inc. (a)	3,125	$67,281
TriMas Corp. (a)	41,651	1,259,110
WESCO International, Inc. (a)	21,721	1,151,430
		$2,477,821
Electronics – 2.5%
Amkor Technology, Inc. (a)	36,153	$308,747
IPG Photonics Corp. (a)	4,247	644,610
Jabil Circuit, Inc.	21,145	562,245
OSI Systems, Inc. (a)	3,887	340,501
Sanmina Corp. (a)	14,440	416,594
SMART Global Holdings, Inc. (a)	3,160	60,672
		$2,333,369
Energy - Independent – 1.2%
Delek U.S. Holdings, Inc.	10,944	$398,580
Par Pacific Holdings, Inc. (a)	9,677	172,347
Warrior Met Coal, Inc.	19,084	580,154
		$1,151,081
Engineering - Construction – 1.7%
KBR, Inc.	70,776	$1,351,114
Quanta Services, Inc.	7,824	295,278
		$1,646,392
Entertainment – 1.4%
AMC Entertainment Holdings, Inc., “A”	53,916	$800,653
Six Flags Entertainment Corp.	10,312	508,897
		$1,309,550
Food & Beverages – 1.5%
Dean Foods Co.	22,585	$68,433
Hostess Brands, Inc. (a)	20,207	252,587
Pilgrim's Pride Corp. (a)	28,693	639,567
SpartanNash Co.	25,629	406,732
		$1,367,319
Forest & Paper Products – 1.9%
Boise Cascade Corp.	12,041	$322,217
Trex Co., Inc. (a)	12,236	752,759
Verso Corp., “A” (a)	32,756	701,633
		$1,776,609

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.9%
Molina Healthcare, Inc. (a)	5,853	$830,892
Insurance – 3.7%
American Equity Investment Life Holding Co.	28,643	$773,934
Essent Group Ltd. (a)	16,359	710,798
MGIC Investment Corp. (a)	56,415	744,114
Radian Group, Inc.	35,327	732,682
Universal Insurance Holdings, Inc.	16,806	520,986
		$3,482,514
Internet – 0.9%
Blucora, Inc. (a)	2,667	$89,024
LogMeIn, Inc.	9,779	783,298
		$872,322
Leisure & Toys – 1.0%
Brunswick Corp.	13,677	$688,363
Funko, Inc., “A” (a)	11,425	248,151
		$936,514
Machinery & Tools – 4.5%
ACCO Brands Corp.	25,213	$215,823
AGCO Corp.	5,761	400,677
Allison Transmission Holdings, Inc.	7,041	316,282
Herman Miller, Inc.	4,633	162,989
ITT, Inc.	1,772	102,776
Knoll, Inc.	9,567	180,912
Park-Ohio Holdings Corp.	13,295	430,492
Regal Beloit Corp.	12,971	1,061,936
SPX FLOW, Inc. (a)	27,628	881,333
Titan Machinery, Inc. (a)	32,139	500,083
		$4,253,303
Medical & Health Technology & Services – 1.0%
Tenet Healthcare Corp. (a)	33,346	$961,699
Medical Equipment – 4.9%
AngioDynamics, Inc. (a)	25,890	$591,845
Avanos Medical, Inc. (a)	15,833	675,752
CONMED Corp.	11,455	952,827
CUTERA, Inc. (a)	2,399	42,366
Integer Holdings Corp. (a)	10,461	788,969
IntriCon Corp. (a)	14,459	362,632
Lantheus Holdings, Inc. (a)	23,943	586,125
LivaNova PLC (a)	2,840	276,190
Orthofix Medical, Inc. (a)	5,660	319,281
		$4,595,987
Metals & Mining – 0.3%
Olympic Steel, Inc.	4,655	$73,875
Ryerson Holding Corp. (a)	18,035	154,379
Schnitzer Steel Industries, Inc., “A”	2,324	55,776
		$284,030
Natural Gas - Distribution – 0.2%
MDU Resources Group, Inc.	8,287	$214,053
Natural Gas - Pipeline – 0.6%
Equitrans Midstream Corp.	24,025	$523,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 3.0%
Cactus, Inc., “A” (a)	10,580	$376,648
Liberty Oilfield Services, Inc.	24,203	372,484
MRC Global, Inc. (a)	34,565	604,196
ProPetro Holding Corp. (a)	66,381	1,496,228
		$2,849,556
Other Banks & Diversified Financials – 12.8%
Assured Guaranty Ltd.	1,004	$44,608
Bank of N.T. Butterfield & Son Ltd.	13,453	482,694
Bank OZK	41,030	1,189,049
CAI International, Inc. (a)	18,561	430,615
Cathay General Bancorp, Inc.	38,707	1,312,554
East West Bancorp, Inc.	14,659	703,192
Enova International, Inc. (a)	22,495	513,336
First Hawaiian, Inc.	45,773	1,192,387
First Interstate BancSystem, Inc.	24,422	972,484
Hanmi Financial Corp.	58,692	1,248,379
Herc Holdings, Inc. (a)	15,934	621,107
Legacytextas Financial Group, Inc.	6,217	232,454
OFG Bancorp	6,835	135,265
Popular, Inc.	11,314	589,799
Prosperity Bancshares, Inc.	4,634	320,024
Regional Management Corp. (a)	21,419	523,052
Triton International Ltd. of Bermuda	17,468	543,255
Wintrust Financial Corp.	15,586	1,049,405
		$12,103,659
Pharmaceuticals – 4.0%
Assertio Therapeutics, Inc. (a)	88,309	$447,727
Catalent, Inc. (a)	5,451	221,256
Endo International PLC (a)	55,919	449,029
Horizon Pharma PLC (a)	39,651	1,047,976
Mallinckrodt PLC (a)	24,107	524,086
Phibro Animal Health Corp., “A”	16,853	556,149
United Therapeutics Corp. (a)	4,351	510,677
		$3,756,900
Pollution Control – 0.5%
Advanced Disposal Services, Inc. (a)	11,061	$309,708
Evoqua Water Technologies LLC (a)	11,960	150,457
		$460,165
Real Estate – 9.8%
Braemar Hotels & Resorts, Inc., REIT	38,910	$475,091
CareTrust REIT, Inc., REIT	25,116	589,222
CoreCivic, Inc., REIT	41,103	799,453
EPR Properties, REIT	15,631	1,202,024
Industrial Logistics Properties Trust, REIT	60,440	1,219,075
Life Storage, Inc., REIT	9,426	916,867
Medical Properties Trust, Inc., REIT	70,134	1,298,180
Preferred Apartment Communities, Inc., “A”, REIT	31,798	471,247
Spirit Realty Capital, Inc., REIT	12,055	478,945
STAG Industrial, Inc., REIT	8,251	244,642
STORE Capital Corp., REIT	45,092	1,510,582
		$9,205,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 1.2%
BJ's Restaurants, Inc.	3,947	$186,614
Bloomin Brands, Inc.	27,399	560,310
Carrols Restaurant Group, Inc. (a)	36,693	365,829
		$1,112,753
Specialty Chemicals – 1.2%
Renewable Energy Group, Inc. (a)	15,267	$335,263
Univar, Inc. (a)	36,542	809,771
		$1,145,034
Specialty Stores – 0.7%
Express, Inc. (a)	31,982	$136,883
Signet Jewelers Ltd.	4,385	119,097
Urban Outfitters, Inc. (a)	5,209	154,395
Zumiez, Inc. (a)	10,904	271,400
		$681,775
Telecommunications - Wireless – 0.5%
Telephone and Data Systems, Inc.	16,134	$495,798
Telephone Services – 0.7%
Shenandoah Telecommunications Co.	14,951	$663,226
Trucking – 0.9%
ArcBest Corp.	9,568	$294,599
Forward Air Corp.	7,941	514,021
		$808,620
Utilities - Electric Power – 3.0%
Clearway Energy, Inc.	52,902	$769,195
NRG Energy, Inc.	19,697	836,729
Portland General Electric Co.	19,951	1,034,260
Spark Energy, Inc., “A”	17,533	156,219
		$2,796,403
Total Common Stocks		$93,096,869
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a)(u)	$10.75	11/06/14	318	$0

Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 2.48% (v)	1,302,382	$1,302,382
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.42% (j)	314,676	$314,676

Other Assets, Less Liabilities – (0.3)%		(310,167)
Net Assets – 100.0%		$94,403,760
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,302,382 and $93,411,545, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$92,614,175	$—	$0	$92,614,175
Bermuda	482,694	—	—	482,694
Mutual Funds	1,617,058	—	—	1,617,058
Total	$94,713,927	$—	$0	$94,713,927
For further information regarding security characteristics, see the Portfolio of Investments. At March 31, 2019, the fund held one level 3 security valued at $0, which was also held and valued at $0 at December 31, 2018.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,018,676	5,379,918	(5,096,212)	1,302,382

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(39)	$130	$—	$5,362	$1,302,382